Quarterly Report
May 31, 2020
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street S&P 500 Index Fund	1
Notes to Schedule of Investments (Unaudited)	8
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.7%
COMMUNICATION SERVICES — 10.8%
Activision Blizzard, Inc.	44,600	$3,210,308
Alphabet, Inc. Class A (a)	17,423	24,976,219
Alphabet, Inc. Class C (a)	17,345	24,784,617
AT&T, Inc.	423,800	13,078,468
Cars.com, Inc. (a)	1	6
CenturyLink, Inc.	62,587	615,230
Charter Communications, Inc. Class A (a)	9,100	4,950,400
Comcast Corp. Class A	263,030	10,415,988
Discovery, Inc. Class A (a)(b)	9,497	206,560
Discovery, Inc. Class C (a)	20,660	404,729
DISH Network Corp. Class A (a)	15,917	503,773
Electronic Arts, Inc. (a)	17,321	2,128,404
Facebook, Inc. Class A (a)	140,107	31,536,685
Fox Corp. Class A	22,603	659,330
Fox Corp. Class B (a)	10,400	299,312
Interpublic Group of Cos., Inc.	23,128	395,720
Live Nation Entertainment, Inc. (a)	8,400	412,944
Netflix, Inc. (a)	25,396	10,659,463
News Corp. Class A	28,814	352,972
News Corp. Class B	7,500	91,950
Omnicom Group, Inc.	12,950	709,531
Take-Two Interactive Software, Inc. (a)	6,700	912,339
T-Mobile US, Inc. (a)	22,500	2,250,900
Twitter, Inc. (a)	45,500	1,409,135
Verizon Communications, Inc.	240,051	13,774,126
ViacomCBS, Inc. Class B (b)	30,231	626,991
Walt Disney Co.	104,538	12,262,307
		161,628,407
CONSUMER DISCRETIONARY — 10.4%
Advance Auto Parts, Inc.	4,300	599,076
Amazon.com, Inc. (a)	24,202	59,110,239
Aptiv PLC	14,481	1,091,143
AutoZone, Inc. (a)	1,288	1,478,444
Best Buy Co., Inc.	12,313	961,522
Booking Holdings, Inc. (a)	2,408	3,947,723
BorgWarner, Inc.	13,223	425,119
CarMax, Inc. (a)	10,097	889,041
Carnival Corp. (b)	24,649	387,975
Chipotle Mexican Grill, Inc. (a)	1,414	1,419,529
D.R. Horton, Inc.	19,379	1,071,659
Darden Restaurants, Inc.	6,717	516,269
Dollar General Corp.	14,387	2,755,254
Dollar Tree, Inc. (a)	14,482	1,417,353
Domino's Pizza, Inc.	2,300	887,432
eBay, Inc.	42,958	1,956,307
Expedia Group, Inc.	8,775	697,437
Ford Motor Co.	236,360	1,349,616
Security Description	Shares	Value
Gap, Inc.	15,364	$136,740
Garmin, Ltd.	8,860	798,906
General Motors Co.	75,777	1,961,109
Genuine Parts Co.	9,220	769,040
H&R Block, Inc. (b)	12,851	218,467
Hanesbrands, Inc. (b)	23,400	230,724
Harley-Davidson, Inc. (b)	10,385	221,616
Hasbro, Inc.	7,628	560,734
Hilton Worldwide Holdings, Inc.	16,900	1,340,339
Home Depot, Inc.	63,810	15,855,509
Kohl's Corp.	7,888	151,607
L Brands, Inc.	15,246	246,833
Las Vegas Sands Corp.	21,000	1,006,740
Leggett & Platt, Inc.	6,444	197,122
Lennar Corp. Class A	15,425	932,595
LKQ Corp. (a)	16,200	444,852
Lowe's Cos., Inc.	44,412	5,789,104
Marriott International, Inc. Class A	15,152	1,340,952
McDonald's Corp.	43,515	8,107,715
MGM Resorts International	31,800	546,324
Mohawk Industries, Inc. (a)	2,969	276,711
Newell Brands, Inc.	26,350	346,503
NIKE, Inc. Class B	71,902	7,088,099
Nordstrom, Inc.	7,756	125,104
Norwegian Cruise Line Holdings, Ltd. (a)(b)	12,900	202,014
NVR, Inc. (a)	210	676,538
O'Reilly Automotive, Inc. (a)	4,520	1,885,925
PulteGroup, Inc.	16,443	558,569
PVH Corp.	4,751	216,028
Ralph Lauren Corp.	3,436	259,452
Ross Stores, Inc.	20,344	1,972,554
Royal Caribbean Cruises, Ltd.	10,000	518,700
Starbucks Corp.	68,592	5,349,490
Tapestry, Inc.	19,000	258,400
Target Corp.	30,044	3,675,283
Tiffany & Co.	6,581	843,224
TJX Cos., Inc.	69,950	3,690,562
Tractor Supply Co.	6,774	826,563
Ulta Beauty, Inc. (a)	3,600	878,436
Under Armour, Inc. Class A (a)(b)	14,376	125,790
Under Armour, Inc. Class C (a)	14,478	113,797
VF Corp.	20,128	1,129,181
Whirlpool Corp. (b)	3,459	421,375
Wynn Resorts, Ltd.	6,259	521,250
Yum! Brands, Inc.	18,190	1,632,189
		155,409,903
CONSUMER STAPLES — 7.0%
Altria Group, Inc.	108,170	4,224,039
Archer-Daniels-Midland Co.	31,592	1,241,882
British American Tobacco PLC ADR	1	40
Brown-Forman Corp. Class B	10,827	713,824

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2020 (Unaudited)

Security Description	Shares	Value
Campbell Soup Co.	8,783	$447,757
Church & Dwight Co., Inc.	14,800	1,111,036
Clorox Co.	7,279	1,501,294
Coca-Cola Co.	223,422	10,429,339
Colgate-Palmolive Co.	50,279	3,636,680
Conagra Brands, Inc.	29,751	1,035,037
Constellation Brands, Inc. Class A	9,876	1,705,585
Costco Wholesale Corp.	25,534	7,876,473
Coty, Inc. Class A	16,044	58,240
Estee Lauder Cos., Inc. Class A	13,363	2,638,792
General Mills, Inc.	34,422	2,169,963
Hershey Co.	8,615	1,168,883
Hormel Foods Corp.	15,998	781,182
J.M. Smucker Co.	5,955	678,453
Kellogg Co.	13,607	888,673
Kimberly-Clark Corp.	19,873	2,810,837
Kraft Heinz Co.	34,751	1,058,863
Kroger Co.	45,010	1,468,226
Lamb Weston Holdings, Inc.	9,400	564,564
McCormick & Co., Inc.	7,361	1,289,353
Molson Coors Beverage Co. Class B	11,409	433,086
Mondelez International, Inc. Class A	84,994	4,429,887
Monster Beverage Corp. (a)	22,987	1,652,995
PepsiCo, Inc.	80,838	10,634,239
Philip Morris International, Inc.	89,687	6,579,438
Procter & Gamble Co.	144,913	16,798,315
Sysco Corp.	29,835	1,645,699
Tyson Foods, Inc. Class A	17,491	1,074,647
Walmart, Inc.	82,199	10,197,608
Walgreens Boots Alliance, Inc.	41,813	1,795,450
		104,740,379
ENERGY — 2.9%
Apache Corp.	24,970	269,426
Baker Hughes Co.	39,794	656,999
Cabot Oil & Gas Corp.	26,722	530,164
Chevron Corp.	110,234	10,108,458
Concho Resources, Inc.	12,300	670,596
ConocoPhillips	64,203	2,708,083
Devon Energy Corp.	25,450	275,115
Diamondback Energy, Inc.	9,700	413,026
EOG Resources, Inc.	32,663	1,664,833
Exxon Mobil Corp.	245,272	11,152,518
Halliburton Co.	48,667	571,837
Hess Corp.	16,544	785,344
HollyFrontier Corp.	10,400	327,080
Kinder Morgan, Inc.	112,176	1,772,381
Marathon Oil Corp.	41,589	222,085
Marathon Petroleum Corp.	39,284	1,380,440
National Oilwell Varco, Inc.	24,341	303,532
Noble Energy, Inc.	24,895	217,333
Occidental Petroleum Corp.	54,037	699,779
ONEOK, Inc.	24,404	895,383
Phillips 66	26,192	2,049,786
Security Description	Shares	Value
Pioneer Natural Resources Co.	9,724	$890,718
Schlumberger, Ltd.	80,793	1,492,247
TechnipFMC PLC	24,509	181,367
Valero Energy Corp.	24,686	1,645,075
Williams Cos., Inc.	69,210	1,413,960
		43,297,565
FINANCIALS — 10.3%
Aflac, Inc.	44,074	1,607,379
Allstate Corp.	18,567	1,816,038
American Express Co.	38,652	3,674,646
American International Group, Inc.	48,832	1,467,890
Ameriprise Financial, Inc.	7,563	1,059,349
Aon PLC Class A	13,382	2,635,585
Arthur J Gallagher & Co.	10,300	971,084
Assurant, Inc.	3,046	312,459
Bank of America Corp.	469,166	11,316,284
Bank of New York Mellon Corp.	49,691	1,847,014
Berkshire Hathaway, Inc. Class B (a)	113,719	21,103,972
BlackRock, Inc.	8,918	4,714,412
Capital One Financial Corp.	26,268	1,787,275
Cboe Global Markets, Inc.	6,200	660,052
Charles Schwab Corp.	66,389	2,384,029
Chubb, Ltd.	26,841	3,272,992
Cincinnati Financial Corp.	9,205	542,635
Citigroup, Inc.	125,793	6,026,743
Citizens Financial Group, Inc.	24,000	578,400
CME Group, Inc.	21,092	3,851,399
Comerica, Inc.	9,017	327,768
Discover Financial Services	18,177	863,589
E*TRADE Financial Corp.	13,889	632,505
Everest Re Group, Ltd.	2,100	416,661
Fifth Third Bancorp	39,754	770,830
First Republic Bank	10,500	1,135,785
Franklin Resources, Inc.	17,151	323,639
Globe Life, Inc.	6,384	491,696
Goldman Sachs Group, Inc.	18,688	3,672,005
Hartford Financial Services Group, Inc.	22,230	851,187
Huntington Bancshares, Inc.	58,765	522,421
Intercontinental Exchange, Inc.	32,325	3,143,606
Invesco, Ltd.	21,089	168,079
JPMorgan Chase & Co.	181,772	17,688,233
KeyCorp	56,079	664,536
Lincoln National Corp.	11,710	444,160
Loews Corp.	13,712	455,787
M&T Bank Corp.	8,234	870,004
MarketAxess Holdings, Inc.	2,300	1,169,757
Marsh & McLennan Cos., Inc.	28,934	3,064,689
MetLife, Inc.	46,126	1,660,997
Moody's Corp.	9,434	2,522,746
Morgan Stanley	66,755	2,950,571
MSCI, Inc.	4,800	1,578,480
Nasdaq, Inc.	6,925	820,336
Northern Trust Corp.	12,610	996,316

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2020 (Unaudited)

Security Description	Shares	Value
People's United Financial, Inc.	22,434	$256,869
PNC Financial Services Group, Inc.	26,042	2,969,830
Principal Financial Group, Inc.	15,726	607,338
Progressive Corp.	33,752	2,621,855
Prudential Financial, Inc.	23,937	1,459,200
Raymond James Financial, Inc.	7,800	540,384
Regions Financial Corp.	60,043	679,086
S&P Global, Inc.	14,298	4,647,136
State Street Corp. (c)	21,847	1,331,793
SVB Financial Group (a)	2,800	601,300
Synchrony Financial	33,271	677,730
T Rowe Price Group, Inc.	13,920	1,682,928
Travelers Cos., Inc.	14,998	1,604,486
Truist Financial Corp.	76,998	2,831,986
Unum Group	14,124	213,979
US Bancorp	83,430	2,966,771
Wells Fargo & Co.	221,746	5,869,617
Willis Towers Watson PLC	7,779	1,578,359
WR Berkley Corp.	8,600	498,370
Zions Bancorp NA	8,658	284,892
		153,759,929
HEALTH CARE — 15.0%
Abbott Laboratories	102,349	9,714,967
AbbVie, Inc.	102,052	9,457,159
ABIOMED, Inc. (a)	2,800	626,920
Agilent Technologies, Inc.	18,175	1,601,944
Alexion Pharmaceuticals, Inc. (a)	13,327	1,597,907
Align Technology, Inc. (a)	3,900	957,918
AmerisourceBergen Corp.	9,152	872,552
Amgen, Inc.	34,591	7,945,553
Anthem, Inc.	15,019	4,417,238
Baxter International, Inc.	29,670	2,670,597
Becton Dickinson and Co.	17,177	4,241,517
Biogen, Inc. (a)	10,447	3,208,169
Boston Scientific Corp. (a)	80,077	3,042,125
Bristol-Myers Squibb Co.	135,677	8,102,630
Cardinal Health, Inc.	15,724	859,946
Centene Corp. (a)	33,978	2,251,042
Cerner Corp.	18,563	1,353,243
Cigna Corp. (a)	21,584	4,258,955
Cooper Cos., Inc.	3,000	950,940
CVS Health Corp.	75,433	4,946,142
Danaher Corp.	36,178	6,027,617
DaVita, Inc. (a)	4,472	362,053
DENTSPLY SIRONA, Inc.	14,366	668,306
DexCom, Inc. (a)	5,400	2,042,874
Edwards Lifesciences Corp. (a)	11,790	2,649,449
Eli Lilly & Co.	49,162	7,519,328
Gilead Sciences, Inc.	74,446	5,794,132
HCA Healthcare, Inc.	16,000	1,710,400
Henry Schein, Inc. (a)	9,700	588,984
Hologic, Inc. (a)	14,500	768,500
Humana, Inc.	7,617	3,127,921
IDEXX Laboratories, Inc. (a)	4,800	1,482,624
Security Description	Shares	Value
Illumina, Inc. (a)	8,400	$3,049,620
Incyte Corp. (a)	10,600	1,080,246
Intuitive Surgical, Inc. (a)	6,656	3,860,680
IQVIA Holdings, Inc. (a)	10,200	1,525,104
Johnson & Johnson	153,041	22,764,849
Laboratory Corp. of America Holdings (a)	5,647	990,032
McKesson Corp.	9,029	1,432,631
Medtronic PLC	77,504	7,640,344
Merck & Co., Inc.	147,598	11,914,111
Mettler-Toledo International, Inc. (a)	1,400	1,113,000
Mylan NV (a)	30,507	520,754
PerkinElmer, Inc.	7,032	706,505
Perrigo Co. PLC	8,714	477,266
Pfizer, Inc.	323,148	12,341,022
Quest Diagnostics, Inc.	8,458	1,000,412
Regeneron Pharmaceuticals, Inc. (a)	5,858	3,589,841
ResMed, Inc.	8,300	1,334,806
STERIS PLC	5,100	846,039
Stryker Corp.	18,895	3,698,318
Teleflex, Inc.	2,900	1,052,294
Thermo Fisher Scientific, Inc.	23,312	8,140,317
UnitedHealth Group, Inc.	55,022	16,773,457
Universal Health Services, Inc. Class B	5,300	558,885
Varian Medical Systems, Inc. (a)	4,831	586,435
Vertex Pharmaceuticals, Inc. (a)	14,848	4,275,630
Waters Corp. (a)	3,515	702,473
West Pharmaceutical Services, Inc.	4,300	928,972
Zimmer Biomet Holdings, Inc.	12,127	1,532,125
Zoetis, Inc.	28,028	3,906,823
		224,162,643
INDUSTRIALS — 7.9%
3M Co.	33,343	5,216,179
Alaska Air Group, Inc.	8,200	280,358
Allegion PLC	5,437	542,069
American Airlines Group, Inc. (b)	24,400	256,200
AMETEK, Inc.	13,301	1,219,835
AO Smith Corp.	9,700	460,750
Boeing Co.	31,024	4,524,850
C.H. Robinson Worldwide, Inc. (b)	8,582	696,258
Carrier Global Corp. (a)	48,779	998,506
Caterpillar, Inc.	32,455	3,898,819
Cintas Corp.	4,922	1,220,459
Copart, Inc. (a)	11,700	1,045,863
CSX Corp.	45,259	3,239,639
Cummins, Inc.	8,744	1,482,982
Deere & Co.	18,454	2,807,222
Delta Air Lines, Inc.	31,866	803,342
Dover Corp.	8,545	831,001
Eaton Corp. PLC	24,199	2,054,495

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2020 (Unaudited)

Security Description	Shares	Value
Emerson Electric Co.	35,669	$2,176,522
Equifax, Inc.	6,595	1,012,728
Expeditors International of Washington, Inc.	10,644	812,882
Fastenal Co.	35,284	1,455,818
FedEx Corp.	13,850	1,808,256
Flowserve Corp.	6,255	163,256
Fortive Corp.	17,481	1,065,991
Fortune Brands Home & Security, Inc.	7,900	481,584
General Dynamics Corp.	13,589	1,995,273
General Electric Co.	512,349	3,366,133
Honeywell International, Inc.	41,203	6,009,458
Howmet Aerospace, Inc.	21,763	284,660
Huntington Ingalls Industries, Inc.	2,200	439,758
IDEX Corp.	4,700	749,039
IHS Markit, Ltd.	23,400	1,625,364
Illinois Tool Works, Inc.	16,771	2,892,327
Ingersoll Rand, Inc. (a)	17,591	496,066
Jacobs Engineering Group, Inc.	8,357	702,155
JB Hunt Transport Services, Inc.	5,500	658,185
Johnson Controls International PLC	45,693	1,435,217
Kansas City Southern	5,704	858,566
L3Harris Technologies, Inc.	12,612	2,515,463
Lockheed Martin Corp.	14,290	5,550,808
Masco Corp.	17,839	832,189
Nielsen Holdings PLC	23,375	324,679
Norfolk Southern Corp.	14,768	2,632,987
Northrop Grumman Corp.	8,986	3,012,107
Old Dominion Freight Line, Inc.	5,700	975,213
Otis Worldwide Corp.	24,389	1,284,081
PACCAR, Inc.	19,035	1,405,925
Parker-Hannifin Corp.	7,714	1,388,289
Pentair PLC	9,491	371,478
Quanta Services, Inc.	9,993	369,041
Raytheon Technologies Corp.	85,752	5,532,719
Republic Services, Inc.	11,714	1,001,078
Robert Half International, Inc.	6,974	353,861
Rockwell Automation, Inc.	6,579	1,422,117
Rollins, Inc.	9,450	395,010
Roper Technologies, Inc.	5,935	2,337,203
Snap-on, Inc.	3,572	463,253
Southwest Airlines Co.	25,927	832,257
Stanley Black & Decker, Inc.	8,650	1,085,143
Textron, Inc.	14,806	458,542
Trane Technologies PLC	13,816	1,246,341
TransDigm Group, Inc.	3,000	1,274,460
Union Pacific Corp.	40,038	6,800,855
United Airlines Holdings, Inc. (a)	12,400	347,696
United Parcel Service, Inc. Class B	41,255	4,113,536
United Rentals, Inc. (a)	4,500	625,005
Verisk Analytics, Inc.	9,200	1,588,656
W.W. Grainger, Inc.	2,712	839,689
Security Description	Shares	Value
Waste Management, Inc.	23,304	$2,487,702
Westinghouse Air Brake Technologies Corp.	10,382	634,029
Xylem, Inc.	11,434	758,532
		117,328,009
INFORMATION TECHNOLOGY — 25.8%
Accenture PLC Class A	36,682	7,395,825
Adobe, Inc. (a)	28,013	10,829,826
Advanced Micro Devices, Inc. (a)	67,600	3,636,880
Akamai Technologies, Inc. (a)	8,734	924,057
Alliance Data Systems Corp.	2,904	134,542
Amphenol Corp. Class A	17,680	1,707,181
Analog Devices, Inc.	20,970	2,368,562
ANSYS, Inc. (a)	4,800	1,358,400
Apple, Inc.	242,864	77,216,180
Applied Materials, Inc.	52,953	2,974,900
Arista Networks, Inc. (a)	3,100	723,726
Autodesk, Inc. (a)	12,570	2,644,477
Automatic Data Processing, Inc.	24,965	3,657,123
Broadcom, Inc.	22,835	6,651,150
Broadridge Financial Solutions, Inc.	7,000	847,700
Cadence Design Systems, Inc. (a)	16,300	1,488,027
CDW Corp.	9,000	998,190
Cisco Systems, Inc.	247,529	11,836,837
Citrix Systems, Inc.	7,078	1,048,393
Cognizant Technology Solutions Corp. Class A	31,327	1,660,331
Corning, Inc.	44,150	1,006,179
DXC Technology Co.	15,691	222,969
F5 Networks, Inc. (a)	3,759	544,754
Fidelity National Information Services, Inc.	35,586	4,940,404
Fiserv, Inc. (a)	32,884	3,511,025
FleetCor Technologies, Inc. (a)	5,100	1,243,329
FLIR Systems, Inc.	8,239	380,642
Fortinet, Inc. (a)	7,800	1,085,760
Gartner, Inc. (a)	4,900	596,330
Global Payments, Inc.	17,718	3,180,204
Hewlett Packard Enterprise Co.	77,363	751,195
HP, Inc.	84,963	1,286,340
Intel Corp.	252,620	15,897,377
International Business Machines Corp.	51,547	6,438,220
Intuit, Inc.	15,226	4,420,412
IPG Photonics Corp. (a)	2,500	388,500
Jack Henry & Associates, Inc.	4,100	741,526
Juniper Networks, Inc.	16,444	398,931
Keysight Technologies, Inc. (a)	10,500	1,135,365
KLA Corp.	8,973	1,578,889
Lam Research Corp.	8,381	2,293,628
Leidos Holdings, Inc.	7,200	758,088
Mastercard, Inc. Class A	51,849	15,600,846

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2020 (Unaudited)

Security Description	Shares	Value
Maxim Integrated Products, Inc.	14,900	$859,432
Microchip Technology, Inc.	13,406	1,287,244
Micron Technology, Inc. (a)	63,528	3,043,626
Microsoft Corp.	443,677	81,303,810
Motorola Solutions, Inc.	10,428	1,411,221
NetApp, Inc.	14,443	643,291
NortonLifeLock, Inc.	35,303	804,202
NVIDIA Corp.	35,712	12,678,474
Oracle Corp.	125,870	6,768,030
Paychex, Inc.	19,231	1,390,017
Paycom Software, Inc. (a)	2,900	861,967
PayPal Holdings, Inc. (a)	68,458	10,611,675
Qorvo, Inc. (a)	6,100	638,914
QUALCOMM, Inc.	66,885	5,409,659
salesforce.com, Inc. (a)	51,305	8,967,601
Seagate Technology PLC	12,076	640,511
ServiceNow, Inc. (a)	11,000	4,267,230
Skyworks Solutions, Inc.	10,000	1,185,400
Synopsys, Inc. (a)	8,200	1,483,462
TE Connectivity, Ltd.	20,449	1,661,481
Texas Instruments, Inc.	54,406	6,460,168
VeriSign, Inc. (a)	6,120	1,340,341
Visa, Inc. Class A	99,540	19,434,190
Western Digital Corp.	17,506	776,741
Western Union Co.	22,040	441,241
Xerox Holdings Corp. (a)	10,023	159,165
Xilinx, Inc.	14,242	1,309,552
Zebra Technologies Corp. Class A (a)	3,200	836,224
		385,178,089
MATERIALS — 2.6%
Air Products & Chemicals, Inc.	12,507	3,022,317
Albemarle Corp.	7,100	543,292
Amcor PLC (a)	99,530	1,016,201
Avery Dennison Corp.	4,618	511,074
Ball Corp.	18,716	1,333,702
Celanese Corp.	7,200	647,352
CF Industries Holdings, Inc.	14,730	432,620
Corteva, Inc. (a)	45,777	1,250,170
Dow, Inc. (a)	44,310	1,710,366
DuPont de Nemours, Inc.	43,377	2,200,515
Eastman Chemical Co.	8,972	610,814
Ecolab, Inc.	14,365	3,053,712
FMC Corp.	7,022	691,035
Freeport-McMoRan, Inc.	90,364	819,601
International Flavors & Fragrances, Inc.	6,280	836,433
International Paper Co.	21,908	745,967
Linde PLC	31,229	6,318,876
LyondellBasell Industries NV Class A	16,022	1,021,563
Martin Marietta Materials, Inc.	3,455	663,671
Mosaic Co.	20,816	251,665
Newmont Goldcorp Corp.	47,073	2,752,358
Nucor Corp.	17,606	744,030
Packaging Corp. of America	6,300	638,883
Security Description	Shares	Value
PPG Industries, Inc.	14,088	$1,432,327
Sealed Air Corp.	11,269	361,735
Sherwin-Williams Co.	4,687	2,783,375
Vulcan Materials Co.	8,390	908,805
Westrock Co.	16,448	461,531
		37,763,990
REAL ESTATE — 2.8%
Alexandria Real Estate Equities, Inc. REIT	6,700	1,029,924
American Tower Corp. REIT	26,082	6,733,590
Apartment Investment & Management Co. Class A, REIT	9,769	360,183
AvalonBay Communities, Inc. REIT	8,429	1,315,008
Boston Properties, Inc. REIT	8,921	767,028
CBRE Group, Inc. Class A (a)	20,108	884,350
Crown Castle International Corp. REIT	24,242	4,173,503
Digital Realty Trust, Inc. REIT	15,300	2,196,468
Duke Realty Corp. REIT	22,500	775,800
Equinix, Inc. REIT	4,938	3,444,897
Equity Residential REIT	19,938	1,207,445
Essex Property Trust, Inc. REIT	3,555	863,047
Extra Space Storage, Inc. REIT	7,500	725,625
Federal Realty Investment Trust REIT	4,600	367,586
Healthpeak Properties, Inc. REIT	31,277	770,665
Host Hotels & Resorts, Inc. REIT	39,259	468,752
Iron Mountain, Inc. REIT (b)	18,074	465,586
Kimco Realty Corp. REIT	23,116	256,819
Mid-America Apartment Communities, Inc. REIT	6,900	802,884
Prologis, Inc. REIT	42,745	3,911,168
Public Storage REIT	8,652	1,754,106
Realty Income Corp. REIT	19,800	1,095,138
Regency Centers Corp. REIT	10,499	449,252
SBA Communications Corp. REIT	6,400	2,010,432
Simon Property Group, Inc. REIT	18,435	1,063,700
SL Green Realty Corp. REIT (b)	4,600	193,752
UDR, Inc. REIT	17,800	658,244
Ventas, Inc. REIT	22,403	782,985
Vornado Realty Trust REIT	10,446	378,250
Welltower, Inc. REIT	23,381	1,184,715
Weyerhaeuser Co. REIT	44,598	900,434
		41,991,336
UTILITIES — 3.2%
AES Corp.	35,559	444,132
Alliant Energy Corp.	14,700	725,592
Ameren Corp.	15,156	1,132,608
American Electric Power Co., Inc.	29,643	2,527,066

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2020 (Unaudited)

Security Description	Shares	Value
American Water Works Co., Inc.	9,900	$1,257,300
Atmos Energy Corp.	7,400	760,572
CenterPoint Energy, Inc.	31,335	557,136
CMS Energy Corp.	17,001	995,919
Consolidated Edison, Inc.	19,600	1,471,176
Dominion Energy, Inc.	48,024	4,082,520
DTE Energy Co.	11,439	1,230,493
Duke Energy Corp.	42,091	3,604,252
Edison International	21,305	1,238,034
Entergy Corp.	11,200	1,140,384
Evergy, Inc.	13,999	863,598
Eversource Energy	18,443	1,543,679
Exelon Corp.	58,459	2,239,564
FirstEnergy Corp.	32,329	1,366,224
NextEra Energy, Inc.	28,257	7,221,359
NiSource, Inc.	23,078	549,949
NRG Energy, Inc.	13,698	493,813
Pinnacle West Capital Corp.	6,556	510,712
PPL Corp.	44,756	1,250,483
Public Service Enterprise Group, Inc.	29,936	1,527,933
Sempra Energy	16,524	2,087,146
Southern Co.	60,484	3,451,822
WEC Energy Group, Inc.	18,587	1,704,986
Xcel Energy, Inc.	30,700	1,996,421
		47,974,873
TOTAL COMMON STOCKS (Cost $412,473,138)		1,473,235,123

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.17% (d) (e)	16,355,754	16,355,754
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	2,196,858	$2,196,858
TOTAL SHORT-TERM INVESTMENTS (Cost $18,552,612)		18,552,612
TOTAL INVESTMENTS — 99.9% (Cost $431,025,750)		1,491,787,735
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,082,572
NET ASSETS — 100.0%		$1,492,870,307
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at May 31, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended May 31, 2020 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2020.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At May 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	134	06/19/2020	$16,831,387	$20,381,400	$3,550,013
See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,473,235,123	$—	$—	$1,473,235,123
Short-Term Investments	18,552,612	—	—	18,552,612
TOTAL INVESTMENTS	$1,491,787,735	$—	$—	$1,491,787,735
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	3,550,013	—	—	3,550,013
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,550,013	$—	$—	$3,550,013
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,495,337,748	$—	$—	$1,495,337,748
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/19	Value at 8/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/20	Value at 5/31/20	Dividend Income
State Street Corp.	24,347	$1,249,245	$—	$182,840	$(4,480)	$269,868	21,847	$1,331,793	$35,381
State Street Institutional Liquid Reserves Fund, Premier Class	17,289,872	17,291,600	92,977,093	110,273,455	4,711	51	—	—	191,533
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	112,860,005	96,504,251	—	—	16,355,754	16,355,754	81,217
State Street Navigator Securities Lending Portfolio II	2,175,869	2,175,869	29,620,242	29,599,253	—	—	2,196,858	2,196,858	12,368
Total		$20,716,714	$235,457,340	$236,559,799	$231	$269,919		$19,884,405	$320,499
See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments
May 31, 2020 (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020 is disclosed in the Fund’s Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments  (continued)
May 31, 2020 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended May 31, 2020, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2020, are disclosed in the Fund's Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings.